Fair value measurements	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Fair Value, Measurement Inputs, Disclosure [Text Block]
12. Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2	–
Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	–	Unobservable inputs which are supported by little or no market activity

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company's financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2016 and 2017 include available-for-sale securities investments.

Available-for-sale securities investments represent the marketable equity securities invested by the Company. The marketable equity securities are carried at fair values.

As of December 31, 2017, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value based on independent valuation report as follows. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the quoted price, liquidity factors and selection of the comparable companies. The Company classifies the valuation techniques that use these inputs as Level 2.

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments- marketable equity securities	44,479,922	—	44,479,922	—

The Company measures its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 1. As of December 31, 2016, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments- marketable equity securities	74,666,865	74,666,865	—	—

The Company did not have any assets and liabilities that were measured at fair value on a nonrecurring basis